WARRANTS (Details) (USD $)	0 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 06, 2013	Oct. 31, 2012	Jun. 30, 2013 Warrant	Mar. 31, 2013	Mar. 31, 2012
Class of Warrant or Right [Line Items]
Shares, Granted		1,000,000	11,323,601	1,080,000
Fair value of Derivative Liability			$ 1,462,607	$ 398,603	$ 0
Warrants Granted Period In Weighted Exercise Price	0.50	0.70	0.50	0.50
Warrants Exercise Price	$ 0.50		$ 0.34	$ 0.625
Number of Common Stock To Be Issued Upon Exercise of Warrants			11,029,416
Minimum Warrants Exercise Price			$ 0.20
Warrant One Member [Member]
Class of Warrant or Right [Line Items]
Shares, Granted			3,676,472
Warrants Granted Period In Weighted Exercise Price			0.40
Warrant Two Member [Member]
Class of Warrant or Right [Line Items]
Shares, Granted			3,676,472
Warrants Granted Period In Weighted Exercise Price			0.50
Warrant Three Member [Member]
Class of Warrant or Right [Line Items]
Shares, Granted			3,676,472
Warrants Granted Period In Weighted Exercise Price			0.60
Placement Agent Agreement [Member]
Class of Warrant or Right [Line Items]
Shares, Granted		80,000	294,185
Warrants Granted Period In Weighted Exercise Price			0.425
Placement Agent Agreement [Member] | Dawson [Member]
Class of Warrant or Right [Line Items]
Shares, Granted	80,000		80,000
Warrants Granted Period In Weighted Exercise Price	0.50	0.625		0.625